Fair Value Measurement (Details) - Schedule of fair value hierarchy - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement (Details) - Schedule of fair value hierarchy [Line Items]
Share-based liabilities		¥ 3,874
Warrant liabilities	14,291	11,211
Level 1 Inputs [Member]
Fair Value Measurement (Details) - Schedule of fair value hierarchy [Line Items]
Share-based liabilities
Warrant liabilities
Level 2 Inputs [Member]
Fair Value Measurement (Details) - Schedule of fair value hierarchy [Line Items]
Share-based liabilities
Warrant liabilities
Level 3 Inputs [Member]
Fair Value Measurement (Details) - Schedule of fair value hierarchy [Line Items]
Share-based liabilities		3,874
Warrant liabilities	¥ 14,291	¥ 11,211